Share-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit for the tax deductions from option exercises	$ 500	$ 800	$ 700
Performance achievement rate	120.00%
Share-based compensation expense	$ 65,894	40,113	34,442
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	$ 2,000	$ 5,000	$ 3,300
Options excercisable (in shares)	792	900	1,100
Weighted average exercise price of exercisable options (in USD per share)	$ 20.06	$ 20.04	$ 19.54
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-vesting forfeitures percentage	6.20%
Unrecognized share-based compensation expense related to employee stock option awards	$ 60,100
Unrecognized share-based compensation expense recognized weighted average period, years	2 years 6 months 25 days
Weighted-average grant date fair value of restricted stock units granted (in USD per share)	$ 37.28	$ 35.37	$ 31.12
Total fair value of restricted stock units	$ 123,900	$ 54,300	$ 69,200
Restricted Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum vesting period	5 years
Restricted Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum vesting period	10 years
The 2005 and 2014 Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved and available for issuance under the plan (in shares)	15,700